Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2025	Mar. 31, 2025
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,738	¥ 46,381
Payables under securities lending transactions	1,210	737
Obligations to return securities received as collateral	6,883	6,047
Total	50,831	53,165
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	15,959	10,579
Payables under securities lending transactions	1,205	717
Obligations to return securities received as collateral	6,035	5,185
Total	23,199	16,481
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	21,277	29,902
Payables under securities lending transactions	5	3
Obligations to return securities received as collateral	221	399
Total	21,503	30,304
31-90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,484	4,754
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	323	155
Total	4,807	4,909
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,018	1,146
Payables under securities lending transactions	0	17
Obligations to return securities received as collateral	304	308
Total	¥ 1,322	¥ 1,471